STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021
STOCK-BASED COMPENSATION
Valuation assumptions
	Six months ended December 31,	Year ended June 30,
	2021	2021
Expected volatility	370%-497%	370%-497%
Expected term	4 Years	4 Years
Risk-free interest rate	0.76%-0.84%	0.76%-0.84%
Forfeiture Rate	0.00%	0.00%
Expected dividend yield	0.00%	0.00%

	Year ended June 30,
	2021	2020
Expected volatility	369.76% - 496.27%	-%
Expected term	4 Years	-
Risk-free interest rate	0.76%-0.84%	-%
Forfeiture Rate	0.00%	-%
Expected dividend yield	0.00%	-%

Stock options outstanding
		Weighted Average	Grant Date	Aggregate	Weighted Average
		Exercise	Fair	Intrinsic	Remaining
	Shares	Price	Value	Value	Term (Yrs)
Options
At June 30, 2021	16,000,000	$0.015	$-	$0
Granted	-	-	-	-
Exercised	-	-	-	-
Forfeiture and cancelled	(8,000,000)	0.015		-
At December 31, 2021	8,000,000	$0.015	$-	$0	4.42

		Weighted Average			Weighted
		Exercise	Grant Date Fair	Aggregate Intrinsic	Average Remaining
	Shares	Price	Value	Value	Term (Yrs)
Options
At June 30, 2020	-	$-	$-	$0
Granted	16,000,000	0.015	-	0	4.96
Exercised	-	-	-	-
Forfeiture and cancelled	-	-
At June 30, 2021	16,000,000	$0.015	$-	$0	4.96

Employee stock options outstanding
	Outstanding Options			Vested Options
	Number			Number
	Outstanding	Weighted	Weighted	Exercisable	Weighted	Weighted
	at	Averaged	Averaged	at	Averaged	Averaged
	December 31,	Remaining	Exercise	December 31,	Exercise	Remaining
Range of Exercise Price	2021	Life	Price	2021	Price	Life
$0.01	5,000,000	4.50	$0.01	2,083,333	$0.01	4.50
$0.02	3,000,000	4.33	$0.02	1,750,000	$0.02	4.33
Outstanding options	8,000,000	4.42	$0.01375	3,833,333	$0.0146	4.42

	Outstanding Options			Vested Options
	Number			Number
	Outstanding	Weighted	Weighted	Exercisable	Weighted	Weighted
	at	Averaged	Averaged	at	Averaged	Averaged
	June 30,	Remaining	Exercise	June 30,	Exercise	Remaining
Range of Exercise Price	2020	Life	Price	2020	Price	Life
$0.01	8,000,000	5.00	$0.01	1,333,333	$0.01	5.00
$0.02	8,000,000	4.92	$0.02	250,000	$0.02	4.92
Outstanding options	16,000,000	4.96	$0.015	1,583,333	$0.015	4.96

Restricted stock activity
	For the Six months ended
	December 31, 2021
		Weighted
		Average
		Grant Date
	Shares	Fair Value
Unvested at June 30, 2021	132,000,000	$0.0115
Granted	56,000,000	$0.0071
Forfeited	(10,833,333)	$0.0080
Vested	(116,166,667)	$0.0110
Unvested at December 31, 2021	61,000,000	$0.0090

	For the Year ended
	June 30, 2021		June 30, 2020
		Weighted		Weighted
		Average		Average
		Grant Date		Grant Date
	Shares	Fair Value	Shares	Fair Value
Unvested at beginning of period	666,659	$0.06	3,544,447	$0.06
Granted	198,000,000	$0.0115	-	$-
Forfeited	-	-	(1,227,788)	0.06
Vested	(66,666,659)	$0.0115	(1,650,000)	$0.06
Unvested at end of period	132,000,000	$0.0115	666,659	$0.06